UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Officer
Phone:    937-643-1000

Signature, Place, and Date of Signing:

       /s/ John Riazzi                 Oakwood, OH            February 12, 2013
       ---------------                 -----------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           56
                                         -----------

Form 13F Information Table Value Total:  $    40,070
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                        TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
          NAME OF ISSUER                 CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABS                         Common Stocks    002824100         458       6,997 SH       SOLE                X
ADOBE SYSTEMS                       Common Stocks    00724F101         611      16,225 SH       SOLE                X
AGNICO-EAGLE MINES                  Common Stocks    008474108         455       8,669 SH       SOLE                X
ALTRIA GROUP                        Common Stocks    02209S103         468      14,894 SH       SOLE                X
AMER ELEC PWR                       Common Stocks    025537101         405       9,500 SH       SOLE                X
ANNALY CAPITAL MANAGEMENT INC       Common Stocks    035710409         482      34,329 SH       SOLE                X
APPLE INC                           Common Stocks    037833100         333         626 SH       SOLE                X
BANK OF AMERICA                     Common Stocks    060505104       1,764     151,931 SH       SOLE                X
BAYERISCHE MOTERENWE (BMW           Common Stocks    D12096109         703       7,223 SH       SOLE                X
BLACKROCK INC                       Common Stocks    09247X101         277       1,338 SH       SOLE                X
BP PLC SPONS ADR                    Common Stocks    055622104       1,146      27,519 SH       SOLE                X
BRISTOL MYERS SQUIBB                Common Stocks    110122108       2,328      71,426 SH       SOLE                X
CENTURY LINK, INC                   Common Stocks    156700106         359       9,177 SH       SOLE                X
CISCO SYSTEMS                       Common Stocks    17275R102       1,006      51,174 SH       SOLE                X
CITIGROUP INC                       Common Stocks    172967424         947      23,934 SH       SOLE                X
COCA-COLA CO                        Common Stocks    191216100         648      17,884 SH       SOLE                X
DOW CHEMICAL                        Common Stocks    260543103         849      26,247 SH       SOLE                X
EKS                                 Convertible Bond 282645VV9          65      98,000 SH       SOLE                X
ENERGY TRANSFER PARTNERS            Common Stocks    29273R109       1,026      23,891 SH       SOLE                X
EXXON MOBIL CORP                    Common Stocks    30231G102       1,248      14,422 SH       SOLE                X
FIRSTENERGY                         Common Stocks    337932107       1,023      24,505 SH       SOLE                X
FREEPORT CORP                       Common Stocks    35671D857         365      10,685 SH       SOLE                X
GOLDMAN SACHS GROUP INC             Common Stocks    38141G104         971       7,611 SH       SOLE                X
HEINEKEN NV ADR                     Common Stocks    423012202         583      17,366 SH       SOLE                X
JANUS CAP GROUP INC                 Common Stocks    47102X105         298      34,988 SH       SOLE                X
JOHNSON & JOHNSON                   Common Stocks    478160104         312       4,455 SH       SOLE                X
JP MORGAN CHASE & CO.               Common Stocks    46625H100         327       7,428 SH       SOLE                X
KROGER CO                           Common Stocks    501044101         674      25,898 SH       SOLE                X
LABORATORY CORP                     Common Stocks    50540R409         201       2,317 SH       SOLE                X
LLOYDS TSB GROUP PLC ADR            Common Stocks    539439109         572     178,793 SH       SOLE                X
MARATHON OIL CORP                   Common Stocks    565849106         660      21,525 SH       SOLE                X
MARKET VECTORS DOUBLE SHO           Common Stocks    617480280         290       6,711 SH       SOLE                X
MICROSOFT CORP                      Common Stocks    594918104       2,591      97,013 SH       SOLE                X
MONSANTO CO NEW                     Common Stocks    61166W101         472       4,990 SH       SOLE                X
NATIONAL OILWELL VARCO IN           Common Stocks    637071101         216       3,155 SH       SOLE                X
NESTLE                              Common Stocks    641069406         612       9,404 SH       SOLE                X
NV ENERGY INC                       Common Stocks    67073Y106       1,109      61,110 SH       SOLE                X
PAYCHEX INC                         Common Stocks    704326107         804      25,848 SH       SOLE                X
PFIZER INC                          Common Stocks    717081103       1,009      40,228 SH       SOLE                X
PLAINS ALL AMERICAN PIPEL           Common Stocks    726503105         493      10,904 SH       SOLE                X
PROCTER & GAMBL                     Common Stocks    742718109         513       7,550 SH       SOLE                X
ROCHE HOLD ADR                      Common Stocks    771195104         560      11,147 SH       SOLE                X
SCHLUMBERGER                        Common Stocks    806857108         978      14,109 SH       SOLE                X
SEADRILL LTD                        Common Stocks    G7945E105         552      14,995 SH       SOLE                X
SEASPAN CORP                        Common Stocks    Y75638109         423      26,378 SH       SOLE                X
SOUTHERN CO                         Common Stocks    842587107         399       9,310 SH       SOLE                X
SPDR GOLD SHARES                    Common Stocks    78463V107       1,869      11,535 SH       SOLE                X
SYSCO CORP                          Common Stocks    871829107         405      12,795 SH       SOLE                X
TARGET CORP                         Common Stocks    87612E106         228       3,855 SH       SOLE                X
TEEKAY TANKERS                      Common Stocks    Y8565N102         148      51,125 SH       SOLE                X
TEVA PHARM. - SP - ADR              Common Stocks    881624209         440      11,775 SH       SOLE                X
TRANSOCEAN INC NEW                  Common Stocks    H8817H100         837      18,748 SH       SOLE                X
UNITED PARCEL SERVICE B             Common Stocks    911312106         869      11,781 SH       SOLE                X
VODAFONE GROUP                      Common Stocks    92857W209       1,759      69,830 SH       SOLE                X
WALT DISNEY CO                      Common Stocks    254687106         634      12,726 SH       SOLE                X
WESTERN GAS PARTNERS                Common Stocks    958254104         298       6,260 SH       SOLE                X